TAXES ON INCOME (Schedule of Components of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
Domestic (Israel)			$ 431
Foreign (United States)	139	(881)	1,937
Total current	139	(881)	2,368
Deferred:
Domestic (Israel)	(355)	(813)	210
Foreign (United States)	805	711	(252)
Total deferred	450	(102)	(42)
Previous Years:
Foreign (United States)		(481)	7
Total previous years		(481)	7
Taxes on income as reported in the statements of income	$ 589	$ (1,464)	$ 2,333